Note 10 - Income Taxes (Details) - The Provision (Credit) for Income Taxes (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
The Provision (Credit) for Income Taxes [Abstract]
Taxes currently payable (receivable)	$ 647,036	$ (292,122)	$ (246,017)
Deferred income taxes	983,526	160,784	949,122
	$ 1,630,562	$ (131,338)	$ 703,105